GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Carrying Amount of Goodwill By Reportable Segments

Changes in the carrying amount of goodwill for our reportable segments for the years ended December 31, 2013 and 2012 were as follows:

	Retail	Employer Group	Healthcare Services	Other Businesses	Total
	(in millions)
Balance at December 31, 2011	$762	$354	$1,575	$49	$2,740
Acquisitions	172	0	679	43	894
Subsequent payments/adjustments	(3)	9	0	0	6

Balance at December 31, 2012	$931	$363	$2,254	$92	$3,640
Acquisitions	76	0	40	0	116
Dispositions	0	0	(17)	0	(17)
Subsequent payments/adjustments	0	0	(6)	0	(6)

Balance at December 31, 2013	$1,007	$363	$2,271	$92	$3,733

Details of Intangible Assets Included in Other Long-Term Assets

The following table presents details of our other intangible assets included in other long-term assets in the accompanying consolidated balance sheets at December 31, 2013 and 2012:

	Weighted Average Life	2013			2012
		Cost	Accumulated Amortization	Net	Cost	Accumulated Amortization	Net
		(in millions)
Other intangible assets:
Customer contracts/relationships	9.6 yrs	$792	$310	$482	$733	$237	$496
Trade names and technology	13.1 yrs	200	40	160	190	21	169
Provider contracts	15.0 yrs	51	23	28	51	19	32
Noncompetes and other	6.5 yrs	52	29	23	51	17	34

Total other intangible assets	10.3 yrs	$1,095	$402	$693	$1,025	$294	$731

Schedule of Estimated Amortization Expense

The following table presents our estimate of amortization expense for each of the five next succeeding fiscal years:

(in millions)
For the years ending December 31,:
2014	$114
2015	103
2016	95
2017	85
2018	78